PURCHASE COMMITMENTS (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PURCHASE COMMITMENTS
Purchase commitments	$ 1,209,381	$ 1,558,499
PP&E commitments	$ 231,313	$ 369,590